RECEIVABLES - Summary of Aging of Receivables (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017		Sep. 30, 2017
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 18,366	$ 19,795	[1]	$ 19,133
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	57	54
Current	9,013	9,606
Total	9,152	9,725		9,865
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,070	9,660
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	82	65
Retail | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	35
Current	6,361	6,671
Total	6,401	6,731
Retail | NAFTA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,387	6,706
Retail | NAFTA | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	14	25
Retail | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	12	11
Current	190	261
Total	232	272
Retail | EMEA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	202	272
Retail | EMEA | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	30	0
Retail | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	8
Current	1,719	1,851
Total	1,775	1,899
Retail | LATAM | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,737	1,859
Retail | LATAM | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	38	40
Retail | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Current	743	823
Total	744	823
Retail | APAC | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	744	823
Retail | APAC | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	41	37
Retail | 30-59 Days Past Due | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	23	26
Retail | 30-59 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Retail | 30-59 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	16	8
Retail | 30-59 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Retail | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	13
Retail | 60-90 Days Past Due | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	9
Retail | 60-90 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	4
Retail | 60-90 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Retail | 60-90 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	11	4
Retail | Greater Than 90 Days | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	10	4
Retail | Greater Than 90 Days | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Retail | Greater Than 90 Days | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	52	43
Current	9,067	9,908
Total	9,140	10,001		$ 9,200
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,119	9,951
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	21	50
Wholesale | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,495	3,651
Total	3,516	3,692
Wholesale | NAFTA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,495	3,651
Wholesale | NAFTA | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	21	41
Wholesale | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	50	39
Current	4,327	5,061
Total	4,377	5,109
Wholesale | EMEA | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,377	5,100
Wholesale | EMEA | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	9
Wholesale | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	516	613
Total	516	613
Wholesale | LATAM | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	516	613
Wholesale | LATAM | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	4
Current	729	583
Total	731	587
Wholesale | APAC | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	731	587
Wholesale | APAC | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	34	27
Wholesale | 30-59 Days Past Due | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 30-59 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	23
Wholesale | 30-59 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 30-59 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	4
Wholesale | 60-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	12
Wholesale | 60-90 Days Past Due | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 60-90 Days Past Due | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	12
Wholesale | 60-90 Days Past Due | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 60-90 Days Past Due | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Wholesale | Greater Than 90 Days | NAFTA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | EMEA
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Wholesale | Greater Than 90 Days | LATAM
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | APAC
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	$ 0

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).